Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income tax benefit	$ (52)	$ (294)	$ (265)	$ (54)
Federal net operating losses			106,700
State net operating losses			93,300
Foreign net operating losses			9,000
Amounts recognized for interest and penalties related to unrecognized tax benefits	0	$ 0	0	0
Uncertain tax positions	$ 0		$ 0	$ 0